CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary Shares	Ordinary Shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Other Undenominated Capital	Other Undenominated Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Redeemable Noncontrolling Interest	Redeemable Noncontrolling Interest Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2017				54,081,601	54,081,601
Beginning balance at Dec. 31, 2017	$ 1,191,000	$ (48,104)	$ 1,142,896	$ 4,664	$ 4,664	$ 481,337	$ 481,337	$ 912	$ 912	$ (38,713)	$ (38,713)	$ 742,800	$ (48,104)	$ 694,696
Comprehensive Income (net of tax):
Net income	322,656											322,656
Currency translation adjustment	(26,522)									(26,522)
Currency impact of long-term funding	(4,834)									(4,834)
Unrealized capital loss - investments	(155)									(155)
Actuarial gain (loss) on defined benefit pension plan	2,855									2,855
Amortization of interest rate hedge	(923)									(923)
Loss on interest rate hedge	0
Fair value of cash flow hedge	(1,036)									(1,036)
Total comprehensive income attributable to the Group	292,041
Exercise of share options (in shares)				408,699
Exercise of share options	16,806			$ 29		16,777
Issue of restricted share units / performance share units (in shares)				489,568
Issue of restricted share units / performance share units	36			$ 36
Share based compensation expense	31,544					31,544
Share issue costs	(16)					(16)
Repurchase of ordinary shares (in shares)				(1,008,162)
Repurchase of ordinary shares	(128,960)			$ (71)				71				(128,960)
Share repurchase costs	(66)											(66)
Ending balance (in shares) at Dec. 31, 2018				53,971,706
Ending balance at Dec. 31, 2018	1,354,281			$ 4,658		529,642		983		(69,328)		888,326
Beginning balance at Dec. 31, 2017															$ 0	$ 0
Ending balance at Dec. 31, 2018															0
Comprehensive Income (net of tax):
Net income	373,986											373,986
Currency translation adjustment	(1,313)									(1,313)
Currency impact of long-term funding	(2,710)									2,710
Unrealized capital loss - investments	681									681
Actuarial gain (loss) on defined benefit pension plan	(2,226)									(2,226)
Amortization of interest rate hedge	(923)									(923)
Loss on interest rate hedge	0
Total comprehensive income attributable to the Group	367,495
Exercise of share options (in shares)				329,870
Exercise of share options	21,621			$ 22		21,599
Issue of restricted share units / performance share units (in shares)				355,730
Issue of restricted share units / performance share units	24			$ 24
Share based compensation expense	26,733					26,733
Share issue costs	(13)					(13)
Repurchase of ordinary shares (in shares)				(1,035,100)
Repurchase of ordinary shares	(146,931)			$ (69)				69				(146,931)
Share repurchase costs	(107)											(107)
Exercise of call option on noncontrolling interest shares	$ (5,048)
Ending balance (in shares) at Dec. 31, 2019	53,622,206			53,622,206
Ending balance at Dec. 31, 2019	$ 1,618,055			$ 4,635		577,961		1,052		(75,819)		1,110,226
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income															1,870
Noncontrolling interest adjustment to redemption amount															32,592
Exercise of call option on noncontrolling interest shares															5,048
Ending balance at Dec. 31, 2019	39,510														39,510
Comprehensive Income (net of tax):
Net income	332,331											332,331
Currency translation adjustment	48,129									48,129
Currency impact of long-term funding	(1,603)									(1,603)
Unrealized capital loss - investments	(231)									(231)
Actuarial gain (loss) on defined benefit pension plan	(4,138)									(4,138)
Amortization of interest rate hedge	(910)									(910)
Loss on interest rate hedge	(905)									(905)
Total comprehensive income attributable to the Group	372,673
Exercise of share options (in shares)				193,417
Exercise of share options	13,189			$ 13		13,176
Issue of restricted share units / performance share units (in shares)				207,688
Issue of restricted share units / performance share units	14			$ 14
Share based compensation expense	25,981					25,981
Share issue costs	(14)					(14)
Repurchase of ordinary shares (in shares)				(1,235,218)
Repurchase of ordinary shares	(175,000)			$ (82)				82				(175,000)
Share repurchase costs	$ (140)											(140)
Ending balance (in shares) at Dec. 31, 2020	52,788,093			52,788,093
Ending balance at Dec. 31, 2020	$ 1,850,236			$ 4,580		$ 617,104		$ 1,134		$ (35,477)		1,262,895
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income															633
Noncontrolling interest adjustment to redemption amount	(4,522)											$ (4,522)			4,522
Exercise of call option on noncontrolling interest shares															(44,665)
Ending balance at Dec. 31, 2020	$ 0														$ 0